Taxation (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Loss before tax	£ (7,485)	£ (8,488)	£ (6,106)
Expected tax credit based on the standard rate of United Kingdom corporation tax at the domestic rate of 23.52% (2021: 19%; 2020: 19%)	(1,764)	(1,613)	(1,160)
Expenses not deductible for tax purposes	408	392	75
Income not taxable	(5)	(4)	(2)
Adjustment in respect of prior period	(1)	7
Effect of R&D relief	26	(357)	(280)
Deferred tax not recognised	928	757	721
Total tax credited to the income statement	£ (406)	£ (832)	£ (646)